Hartford Small Cap Growth HLS Fund

  Schedule of Investments

  March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.8%
	Automobiles & Components - 2.9%
101,730	Fox Factory Holding Corp.*	$12,925,814
151,912	Patrick Industries, Inc.	12,912,520
120,294	Thor Industries, Inc.	16,208,413

		42,046,747

	Banks - 2.7%
690,448	MGIC Investment Corp.	9,562,705
195,857	Synovus Financial Corp.	8,960,458
163,040	Triumph Bancorp, Inc.*	12,617,665
77,057	Western Alliance Bancorp	7,277,263

		38,418,091

	Capital Goods - 10.0%
104,360	Altra Industrial Motion Corp.	5,773,195
119,533	Applied Industrial Technologies, Inc.	10,897,824
68,729	Armstrong World Industries, Inc.	6,191,796
36,836	Axon Enterprise, Inc.*	5,246,183
156,899	Boise Cascade Co.	9,387,267
247,241	Builders FirstSource, Inc.*	11,464,565
154,916	BWX Technologies, Inc.	10,215,161
66,133	Curtiss-Wright Corp.	7,843,374
68,583	EnerSys	6,227,336
122,061	ITT, Inc.	11,096,566
99,913	John Bean Technologies Corp.	13,322,399
73,947	Mercury Systems, Inc.*	5,224,356
156,882	Plug Power, Inc.*	5,622,651
220,770	Rexnord Corp.	10,396,059
150,336	SPX Corp.*	8,760,079
154,933	SPX FLOW, Inc.	9,811,907
78,895	Trex Co., Inc.*	7,222,048

		144,702,766

	Commercial & Professional Services - 4.7%
141,904	ASGN, Inc.*	13,543,318
47,664	CACI International, Inc. Class A*	11,756,802
101,806	Clean Harbors, Inc.*	8,557,812
108,463	Exponent, Inc.	10,569,719
105,687	Insperity, Inc.	8,850,230
103,179	Tetra Tech, Inc.	14,003,454

		67,281,335

	Consumer Durables & Apparel - 5.5%
50,026	Deckers Outdoor Corp.*	16,529,591
139,447	PVH Corp.	14,739,548
92,063	TopBuild Corp.*	19,280,754
593,105	Under Armour, Inc. Class C*	10,948,718
107,336	Wolverine World Wide, Inc.	4,113,115
179,103	YETI Holdings, Inc.*	12,933,028

		78,544,754

	Consumer Services - 4.2%
161,176	BJ’s Restaurants, Inc.*	9,361,102
64,969	Churchill Downs, Inc.	14,775,250
352,785	GAN Ltd.*(1)	6,420,687
162,999	Penn National Gaming, Inc.*	17,088,815
100,593	Wingstop, Inc.	12,792,412

		60,438,266

	Diversified Financials - 1.4%
182,850	OneMain Holdings, Inc.	9,822,702
161,673	Stifel Financial Corp.	10,356,772

		20,179,474

	Food & Staples Retailing - 1.0%
258,613	Performance Food Group Co.*	14,898,695

Hartford Small Cap Growth HLS Fund

  Schedule of Investments – (continued)

  March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Food, Beverage & Tobacco - 2.1%
93,244	Freshpet, Inc.*	$14,808,080
464,179	Hostess Brands, Inc.*	6,656,327
264,087	Simply Good Foods Co.*	8,033,526

		29,497,933

	Health Care Equipment & Services - 11.5%
256,691	AdaptHealth Corp.*	9,435,961
79,200	Addus HomeCare Corp.*	8,283,528
27,045	Amedisys, Inc.*	7,161,246
135,275	AtriCure, Inc.*	8,863,218
145,330	Cardiovascular Systems, Inc.*	5,571,952
90,715	Glaukos Corp.*	7,613,710
159,202	Globus Medical, Inc. Class A*	9,817,987
196,764	Health Catalyst, Inc.*	9,202,652
127,224	Integer Holdings Corp.*	11,717,330
187,273	Integra LifeSciences Holdings Corp.*	12,938,692
18,792	iRhythm Technologies, Inc.*	2,609,457
63,006	LHC Group, Inc.*	12,047,377
91,520	ModivCare, Inc.*	13,555,943
148,173	Omnicell, Inc.*	19,243,228
286,812	OraSure Technologies, Inc.*	3,347,096
677,178	R1 RCM, Inc.*	16,712,753
91,481	Tandem Diabetes Care, Inc.*	8,073,198

		166,195,328

	Household & Personal Products - 0.4%
253,161	BellRing Brands, Inc. Class A*	5,977,131

	Insurance - 1.0%
169,450	James River Group Holdings Ltd.	7,730,309
89,323	Kemper Corp.	7,120,830

		14,851,139

	Materials - 2.1%
284,635	Axalta Coating Systems Ltd.*	8,419,503
99,499	Ingevity Corp.*	7,515,159
263,743	Louisiana-Pacific Corp.	14,627,187

		30,561,849

	Media & Entertainment - 1.1%
116,272	Cardlytics, Inc.*	12,755,039
140,046	Cargurus, Inc.*	3,337,296

		16,092,335

	Pharmaceuticals, Biotechnology & Life Sciences - 19.0%
398,595	Adverum Biotechnologies, Inc.*	3,930,147
71,202	Allakos, Inc.*	8,172,566
90,739	ALX Oncology Holdings, Inc.*	6,691,094
181,127	Apellis Pharmaceuticals, Inc.*	7,772,160
84,456	Arena Pharmaceuticals, Inc.*	5,860,402
95,671	Arrowhead Pharmaceuticals, Inc.*	6,343,944
77,104	Arvinas, Inc.*	5,096,574
104,084	Biohaven Pharmaceutical Holding Co., Ltd.*	7,114,141
228,065	Celldex Therapeutics, Inc.*	4,698,139
135,536	ChemoCentryx, Inc.*	6,944,865
181,557	Constellation Pharmaceuticals, Inc.*	4,246,618
46,300	Design Therapeutics, Inc.*	1,384,370
268,780	Dicerna Pharmaceuticals, Inc.*	6,872,705
284,472	Dyne Therapeutics, Inc.*	4,417,850
47,738	Fate Therapeutics, Inc.*	3,935,998
385,915	Heron Therapeutics, Inc.*	6,255,682
433,450	Homology Medicines, Inc.*	4,078,764
746,977	ImmunoGen, Inc.*	6,050,514
90,100	Instil Bio, Inc.*	2,259,708
117,886	KalVista Pharmaceuticals, Inc.*	3,028,491
23,444	Karuna Therapeutics, Inc.*	2,818,672

Hartford Small Cap Growth HLS Fund

  Schedule of Investments – (continued)

  March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
380,158	Karyopharm Therapeutics, Inc.*	$3,999,262
68,715	Kodiak Sciences, Inc.*	7,791,594
245,172	Kura Oncology, Inc.*	6,931,012
74,695	Kymera Therapeutics, Inc.*(1)	2,902,648
56,473	Madrigal Pharmaceuticals, Inc.*	6,605,647
398,526	Mersana Therapeutics, Inc.*	6,448,151
46,138	Mirati Therapeutics, Inc.*	7,903,439
132,796	NanoString Technologies, Inc.*	8,726,025
75,734	Natera, Inc.*	7,690,030
182,234	NeoGenomics, Inc.*	8,789,146
69,088	Nkarta, Inc.*	2,272,995
41,112	Novavax, Inc.*	7,454,017
145,701	PTC Therapeutics, Inc.*	6,898,942
274,758	Radius Health, Inc.*	5,731,452
140,398	RAPT Therapeutics, Inc.*	3,116,836
41,525	Reata Pharmaceuticals, Inc. Class A*	4,140,042
238,150	Revance Therapeutics, Inc.*	6,656,292
96,676	Revolution Medicines, Inc.*	4,435,495
135,275	Rocket Pharmaceuticals, Inc.*	6,002,152
254,365	Syndax Pharmaceuticals, Inc.*	5,687,601
197,323	TCR2 Therapeutics, Inc.*	4,356,892
127,038	TG Therapeutics, Inc.*	6,123,232
310,661	Theravance Biopharma, Inc.*	6,340,591
79,780	Turning Point Therapeutics, Inc.*	7,546,390
69,486	Ultragenyx Pharmaceutical, Inc.*	7,911,676
158,001	Veracyte, Inc.*	8,492,554
178,654	Y-mAbs Therapeutics, Inc.*	5,402,497

		274,330,014

	Real Estate - 3.9%
392,282	Essential Properties Realty Trust, Inc. REIT	8,955,798
540,226	Independence Realty Trust, Inc. REIT	8,211,435
211,696	JBG SMITH Properties REIT	6,729,816
79,390	PS Business Parks, Inc. REIT	12,272,107
185,983	Rexford Industrial Realty, Inc. REIT	9,373,543
129,220	Ryman Hospitality Properties, Inc. REIT	10,015,842

		55,558,541

	Retailing - 2.9%
118,879	Floor & Decor Holdings, Inc. Class A*	11,350,567
207,522	Foot Locker, Inc.	11,673,112
29,371	Lithia Motors, Inc. Class A	11,457,333
89,388	Shutterstock, Inc.	7,959,108

		42,440,120

	Semiconductors & Semiconductor Equipment - 4.9%
237,460	Axcelis Technologies, Inc.*	9,757,231
99,396	Cirrus Logic, Inc.*	8,427,787
224,615	FormFactor, Inc.*	10,132,383
320,894	Lattice Semiconductor Corp.*	14,446,648
172,254	Power Integrations, Inc.	14,035,256
103,143	Synaptics, Inc.*	13,967,625

		70,766,930

	Software & Services - 14.5%
125,173	Alarm.com Holdings, Inc.*	10,812,444
112,791	Blackbaud, Inc.	8,017,184
82,512	Concentrix Corp.*	12,353,697
175,552	Digital Turbine, Inc.*	14,107,359
61,391	Everbridge, Inc.*	7,439,361
145,961	ExlService Holdings, Inc.*	13,159,844
54,238	Five9, Inc.*	8,479,026
76,330	j2 Global, Inc.*	9,148,914
128,169	LiveRamp Holdings, Inc.*	6,649,408
79,666	Manhattan Associates, Inc.*	9,351,195
253,021	Medallia, Inc.*	7,056,756

Hartford Small Cap Growth HLS Fund

  Schedule of Investments – (continued)

  March 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
159,199	Mimecast Ltd.*		$6,401,392
9,400	Olo, Inc. Class A*		248,066
32,386	Paylocity Holding Corp.*		5,823,974
224,340	Perficient, Inc.*		13,173,245
99,296	Q2 Holdings, Inc.*		9,949,459
160,264	Rapid7, Inc.*		11,957,297
385,745	Repay Holdings Corp.*		9,057,293
96,446	Science Applications International Corp.		8,061,921
168,091	Sprout Social, Inc. Class A*		9,708,936
278,741	SVMK, Inc.*		5,106,535
216,876	Varonis Systems, Inc.*		11,134,414
923,604	Verra Mobility Corp.*		12,500,980

			209,698,700

	Technology Hardware & Equipment - 2.3%
166,404	II-VI, Inc.*		11,377,042
114,022	Insight Enterprises, Inc.*		10,879,979
112,237	Lumentum Holdings, Inc.*		10,252,850

			32,509,871

	Telecommunication Services - 0.4%
115,760	ArcLight Clean Transition Corp. Class A*(1)		2,069,789
25,274	Bandwidth, Inc. Class A*		3,203,227

			5,273,016

	Transportation - 0.3%
257,326	Marten Transport Ltd.		4,366,822

	Total Common Stocks (cost $946,926,554)		$1,424,629,857

Short-Term Investments - 0.9%
	Repurchase Agreements - 0.3%
4,989,504	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2021 at 0.001%, due on 04/01/2021 with a maturity value of $4,989,504; collateralized by U.S. Treasury Note at 0.375%, maturing 04/30/2025, with a market value of $5,089,307		4,989,504

	Securities Lending Collateral - 0.6%
674,306	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)		674,306
7,476,924	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(2)		7,476,924

			8,151,230

	Total Short-Term Investments (cost $13,140,734)		$13,140,734

	Total Investments (cost $960,067,288)	99.7%	$1,437,770,591
	Other Assets and Liabilities	0.3%	4,399,715

	Total Net Assets	100.0%	$1,442,170,306

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

Hartford Small Cap Growth HLS Fund

  Schedule of Investments – (continued)

  March 31, 2021 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

REIT	Real Estate Investment Trust

Hartford Small Cap Growth HLS Fund

  Schedule of Investments – (continued)

  March 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$42,046,747	$42,046,747	$—	$—
Banks	38,418,091	38,418,091	—	—
Capital Goods	144,702,766	144,702,766	—	—
Commercial & Professional Services	67,281,335	67,281,335	—	—
Consumer Durables & Apparel	78,544,754	78,544,754	—	—
Consumer Services	60,438,266	60,438,266	—	—
Diversified Financials	20,179,474	20,179,474	—	—
Food & Staples Retailing	14,898,695	14,898,695	—	—
Food, Beverage & Tobacco	29,497,933	29,497,933	—	—
Health Care Equipment & Services	166,195,328	166,195,328	—	—
Household & Personal Products	5,977,131	5,977,131	—	—
Insurance	14,851,139	14,851,139	—	—
Materials	30,561,849	30,561,849	—	—
Media & Entertainment	16,092,335	16,092,335	—	—
Pharmaceuticals, Biotechnology & Life Sciences	274,330,014	274,330,014	—	—
Real Estate	55,558,541	55,558,541	—	—
Retailing	42,440,120	42,440,120	—	—
Semiconductors & Semiconductor Equipment	70,766,930	70,766,930	—	—
Software & Services	209,698,700	209,698,700	—	—
Technology Hardware & Equipment	32,509,871	32,509,871	—	—
Telecommunication Services	5,273,016	5,273,016	—	—
Transportation	4,366,822	4,366,822	—	—
Short-Term Investments	13,140,734	8,151,230	4,989,504	—

Total	$1,437,770,591	$1,432,781,087	$4,989,504	$—

(1) For the period ended March 31, 2021, there were no transfers in and out of Level 3.

Hartford HLS Series Fund II, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each class of Hartford Small Cap Growth HLS Fund (the “Fund”), portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities or other instruments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by the Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-advisers, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Fund’s Schedule of Investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

2. Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). The Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a security of the Fund is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

The Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Fund retains loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Fund’s securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Fund as of March 31, 2021.

Fund	Investment Securities on Loan, at market value (1)	Collateral Posted by Borrower(2)	Net Amount(3)
Hartford Small Cap Growth HLS Fund	$8,913,992	$(8,913,992)	$—

(1)

It is the Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by the Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Hartford Small Cap Growth HLS Fund	$8,580,242	$—

3. Secured Borrowings:

The following table reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.

Certain Transfers Accounted For As Secured Borrowings

Remaining Contractual Maturity of the Agreements

Hartford Small Cap Growth HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$8,580,242	$—	$—	$—	8,580,242

Total Borrowings	$8,580,242	$—	$—	$—	$8,580,242

Gross amount of recognized liabilities for securities lending transactions					$8,580,242

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.